SUPPLEMENT DATED JUNE 29, 2007
TO THE CURRENTLY EFFECTIVE PROSPECTUS OF
HARTFORD SERIES FUND, INC. CLASS IA AND CLASS IB SHARES AND
HARTFORD HLS SERIES FUND II, INC. CLASS IA AND CLASS IB SHARES ON BEHALF OF
HARTFORD INTERNATIONAL STOCK HLS FUND

HARTFORD INTERNATIONAL STOCK HLS FUND

Effective June 29, 2007, Class IB shares of Hartford International Stock HLS Fund (the “International Stock Fund”) will no longer be offered for sale.  As of this date, no Class IB shares of the International Stock Fund have been issued by Hartford HLS Series Fund II, Inc.  Accordingly, all references and information contained in the Prospectus pertaining to Class IB shares of the International Stock Fund are hereby deleted.

SUPPLEMENT DATED JUNE 29, 2007
TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
HARTFORD SERIES FUND, INC. CLASS IA AND CLASS IB SHARES AND
HARTFORD HLS SERIES FUND II, INC. CLASS IA AND CLASS IB SHARES DATED MAY 1, 2007
(THE “SAI”)

HARTFORD INTERNATIONAL STOCK HLS FUND

Effective June 29, 2007, Class IB shares of Hartford International Stock HLS Fund (the “International Stock Fund”) will no longer be offered for sale.  As of this date, no Class IB shares of the International Stock Fund have been issued by Hartford HLS Series Fund II, Inc.  Accordingly, all references and information contained in the SAI pertaining to Class IB shares of the International Stock Fund are hereby deleted.